Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of seven vehicle lease agreements
	Year ended December 31,
(in thousands)	2022	2021	2020

The components of lease expense were as follows:
Operating leases expenses	$1,037	$698	$243

Cash flow information related to operating leases:
Cash used in operating activities	$875	$449	$223

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$179	$5,446	$398

Schedule of supplemental information related to operating leases
	December 31,
(in thousands)	2022	2021
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$6,445	$6,329
Accumulated amortization	1,420	640
Operating lease Right-of-Use assets, net	$5,025	$5,689
Lease liabilities – current - Accounts payable and accrued liabilities	$653	$617
Lease liabilities – noncurrent	4,194	5,389
Total operating lease liabilities	$4,847	$6,006
Weighted average remaining lease term in years	7.6	8.6
Weighted average annual discount rate	3.4%	3.6%

Schedule of maturities of undiscounted operating lease liabilities
(in thousands)

2023	$788
2024	681
2025	703
2026	607
2027 and onwards	2,752
Total undiscounted lease liability	5,531
Less: Imputed interest	(684)
Present value of lease liabilities	$4,847